Organization and Principal Activities (Details)	Sep. 28, 2016	Nov. 13, 2015	Aug. 28, 2015
AGM Belize [Member]
Organization and Principal Activities (Textual)
Percentage of equity interests			100.00%
AGM Beijing [Member]
Organization and Principal Activities (Textual)
Percentage of equity interests		100.00%
AGM Nanjing [Member]
Organization and Principal Activities (Textual)
Percentage of equity interests	100.00%